Financial Instruments (Details 2) - Liquidity Risk [Member] - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ (2,103,351)	$ (2,718,174)
Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(2,069,604)	(2,718,174)
Lease liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(33,747)
Less than 6 months [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(2,086,044)	(2,718,174)
Less than 6 months [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(2,069,604)	(2,718,174)
Less than 6 months [Member] | Lease liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(16,440)
6-12 months [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(16,439)
6-12 months [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities
6-12 months [Member] | Lease liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(16,439)
Greater than 12 months and less than 5 years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(868)
Greater than 12 months and less than 5 years [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities
Greater than 12 months and less than 5 years [Member] | Lease liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(868)
Total contracted cash flows [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(2,103,351)	(2,718,174)
Total contracted cash flows [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(2,069,604)	$ (2,718,174)
Total contracted cash flows [Member] | Lease liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ (33,747)